As filed with the Securities and Exchange Commission on March 6, 2014

Investment Company Act File Number 811-4922

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

California Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway

New York, NY 10018

(Address of principal executive offices) (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1: Report to Stockholders

California Daily Tax Free Income Fund, Inc. Shareholder Letter

Dear Shareholders,

2013 was an interesting year regarding money market mutual funds, particularly in the municipal markets. The majority of the fluctuations in these short-term markets were caused by several factors including: municipal bankruptcies, money market mutual fund reform discussions, government and Federal Reserve events, such as the debt ceiling crisis, the “Sequester”, potential Treasury default, and comments about the tapering of their Quantitative Easing (QE) Treasury and mortgage buying program. While the negativity was pervasive throughout the year, ultimately not much changed and the California Daily Tax Free Income Fund fared quite well. That being said, we are still in a prolonged low interest rate environment, we will be facing similar issues in 2014, and we expect we will come out of it just fine as we did in 2013.

Money market mutual fund reform discussions came into the year with a roar. However, since the SEC collected its multitude of comments from fund providers, industry experts, and fund shareholders in September 2013, they have been relatively quiet. Important to note is that within the many comments that were collected, a pattern emerged regarding tax-free money market mutual funds. An overwhelming response to the SEC focused on the argument that tax-exempt money market funds should be exempt from any of the proposed reform measures. The arguments were based largely on 1, the complexity in the pricing of municipal and tax-exempt issues becoming greatly exacerbated as a result of a floating NAV, and 2, the historical stability of the funds and their typically highly liquid composition. We agree that tax-exempt money market funds should be excluded from any potential reform measures and would expect that the SEC will keep this important class of money funds whole in its ultimate decision.

Fed announcements in mid-2013 regarding potential QE tapering sent interest rates on the long end sharply upward. This caused several municipalities to delay issuing new paper out of fear that the cost of financing was going to be significantly elevated. While issuance was constrained, the Fund maintained its ability to properly diversify its investments and provide shareholder value. QE tapering has begun (as of January 2014) and thus far issuance in the municipal markets remains relatively unaffected. We are pleased to see municipalities have fought well through the financial hurt of the past few years, and it is encouraging to see many of them regain the footing of their financial health. The Fund continues to invest in several municipalities that have demonstrated strong fiscal discipline while reporting steady growth in tax receipt revenue. We continue to find good value in select school districts while finding steady yields in variable rate demand notes.

Reich & Tang’s strategic acquisition of the HighMark Funds’ money market portfolios in July 2013 added nearly half a billion dollars into the California Daily Tax Free Income Fund. The infusion of these assets provides cost benefits to shareholders, further diversifies the Fund, and improves overall scale to take advantage of attractive buying opportunities. We welcome these new shareholders into the Fund and look forward to providing them with the same strict credit discipline that always puts safety before yield. It is a principle that has brought consistent value to our shareholders and has guided our funds over the past 40 years.

We thank you for trusting us as your liquidity and cash management specialist. Please let us know how we can best serve you.

Sincerely,

Michael P. Lydon

Chief Executive Officer

California Daily Tax Free Income Fund, Inc. Expense Chart For The Six Months Ended December 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2013 through December 31, 2013.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 07/01/13	Ending Account Value 12/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%

Class B Shares	Beginning Account Value 07/01/13	Ending Account Value 12/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%

California Tax Exempt Liquidity Fund (“Advantage Shares”)	Beginning Account Value 07/01/13	Ending Account Value 12/31/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%

*	Expenses are equal to the Fund’s annulized expense ratios (for the six-month period), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year; therefore, the expense ratio stated above may differ from the expense ratio stated in the financial highlights, which is based on one-year data. The Class’ total return would have been lower had certain expesnse not been waived during the period.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2013

Face Amount		Value (Note 1)
TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (7.66%)

$1,250,000	Cedarburg School District, WI TRAPN, 0.40%, 03/27/14	$1,251,761

995,000	Clayton School District, WI TRAPN, 0.45%, 09/19/14	998,888

2,300,000	Clinton CSD, Oneida County, NY RAN, 0.65%, 06/17/14	2,308,890

1,000,000	King City Union School District, CA TRAN, 0.23%, 04/30/14	1,005,771

3,000,000	Mequon & Thiensville School District, WI TRAPN, 0.30%, 02/04/14	3,001,932

2,050,000	Mequon & Thiensville School District, WI TRAPN, 0.35%, 09/04/14	2,058,943

4,000,000	Middleton-Cross Plains Area School District, WI TRAPN, 0.40%, 09/18/14	4,016,998

450,000	North Lake School District, WI TRAPN, 0.50%, 10/29/14	451,848

1,100,000	Northland Pines School District, WI TRAPN, 0.42%, 10/10/14	1,104,902

7,000,000	Owego Apalachin CSD, Tioga County, NY RAN, 0.42%, 06/19/14	7,018,763

3,000,000	Pulaski Community School District, WI TRAPN, 0.42%, 09/16/14	3,012,231

600,000	Richfield Joint School District No.1, WI TRAPN, 0.50%, 10/29/14	602,465

2,900,000	School District of Altoona, WI TRAPN, 0.42%, 10/30/14	2,913,845

3,500,000	School District of Baraboo, WI TRAPN, 0.40%, 09/18/14	3,514,874

1,250,000	School District of Bloomer , WI TRAPN, 0.42%, 09/26/14	1,255,299

1,000,000	School District of Independence, WI TRAPN, 0.48%, 10/30/14	1,004,278

1,700,000	School District of Somerset, WI TRAPN, 0.45%, 10/24/14	1,707,562

750,000	School District of South Milwaukee, WI TRAPN, 0.50%, 09/17/14	752,647

1,600,000	School District of Williams Bay, WI TRAPN, 0.50%, 08/29/14	1,605,229

3,450,000	School District of Kettle Moraine, WI TRAPN, 0.43%, 09/10/14	3,463,495

2,000,000	School District of Wisconsin Dells, WI TRAPN, 0.45%, 10/29/14	2,009,030

2,250,000	Unified School District of Antigo, WI TRAPN, 0.42%, 10/29/14	2,258,863

1,750,000	Wheatland J1 School District, WI TRAPN, 0.48%, 10/30/14	1,757,486

48,895,000	Total Tax Exempt General Obligation Notes and Bonds	49,076,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (93.51%)

$5,875,000	Airport Commission of the City and County of San Francisco, CA (San Francisco International Airport) RRB – Second Series Issuer 36C, 0.04%, 05/01/26 LOC U.S. Bank, N.A.	$5,875,000

3,100,000	Association of Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008, 0.03%, 08/01/38 LOC Wells Fargo Bank, N.A.	3,100,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2013 (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$1,800,000	Association of Bay Area Government Finance Authority for Nonprofit Corporations RB (Sharp Healthcare) – Series 2009D, 0.05%, 08/01/35 LOC Citibank, N.A.	$1,800,000

11,855,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2007 Series B-2, 0.04%, 04/01/47 LOC JPMorgan Chase Bank, N.A.	11,855,000

31,000,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2008 Series E-1, 0.04%, 04/01/45 LOC Bank of Tokyo Mitsubishi, UFJ	31,000,000

9,750,000	BB&T Municipal Trust Floater Certificates – Series 2011, Anaheim, CA Public Financing Authority, 0.10%, 09/01/22 LOC Branch Banking & Trust Company	9,750,000

3,895,000	California Education Facilities Authority RB (Life Chiropractic College West Incorporated) – Series 1999, 0.03%, 01/01/25 LOC Bank of West	3,895,000

19,000,000	California Education Facility Authority RB (California Institute of Technology) – Series 1994, 0.03%, 01/01/24 LOC California Institute of Technology	19,000,000

3,000,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A, 0.04%, 08/01/21 LOC U.S. Bank, N.A.	3,000,000

11,400,000	California HFFA RB (Catholic Healthcare West Loan Program) – 2011 Series C, 0.03%, 03/01/47 LOC BMO Harris Bank	11,400,000

18,160,000	California HFFA RB (Catholic Healthcare West Loan Program) – Series 2005H, 0.04%, 07/01/35 LOC Sumitomo Mitsui Banking Corp.	18,160,000

11,000,000	California HFFA RB (Catholic Healthcare West Loan Program) – Series 2005I, 0.04%, 07/01/35 LOC Mizuho Corporate Bank Ltd	11,000,000

10,000,000	California HFFA RB (Catholic Healthcare West Loan Program) – Series 2009H, 0.04%, 07/01/33 LOC Wells Fargo Bank, N.A.	10,000,000

4,800,000	California HFFA RB (Scripps Health) – 2010 Series B, 0.04%, 10/01/40 LOC JPMorgan Chase Bank, N.A.	4,800,000

9,100,000	California Housing Finance Agency MHRB III – 2002 Series B, 0.03%, 02/01/35 Guaranteed by Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	9,100,000

7,220,000	California Infrastructure and Economic Development Bank RB (California Academy of Sciences, San Francisco, CA) – Series 2008E, 0.01%, 09/01/38 LOC Northern Trust Company	7,220,000

13,215,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – 2009 Series A, 0.02%, 11/01/26 LOC Mizuho Corporate Bank Ltd	13,215,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2013 (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$15,900,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009C, 0.02%, 12/01/16 LOC Sumitomo Mitsui Banking Corp.	$15,900,000

11,145,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009D, 0.01%, 12/01/16 LOC Sumitomo Mitsui Banking Corp.	11,145,000

5,000,000	California Municipal Finance Authority RB (La Sierra University) – Series 2008A, 0.03%, 08/01/28 LOC Wells Fargo Bank, N.A.	5,000,000

5,000,000	California Municipal Finance Authority RB (Westmont College) – Series 2010A, 0.09%, 01/01/40 LOC Comerica Bank	5,000,000

10,000,000	California PCFA RB (Pacific Gas and Electric Company) – Series 1996E, 0.01%, 11/01/26 LOC JPMorgan Chase Bank, N.A.	10,000,000

2,300,000	California PCFA Resource Recovery RB (Sanger Project) – 1990 Series A, 0.08%, 09/01/20 (b) LOC National Bank of Canada	2,300,000

9,000,000	California PCFA Resource Recovery RB (Wadham Energy Project) – Series 1987C, 0.19%, 11/01/17 (b) LOC BNP Paribas S.A.	9,000,000

6,640,000	California Statewide Communities Development Authority MHRB (Stoneridge at Elk Grove) – 2005 Series Q (b), 0.08%, 10/01/38 LOC Citibank, N.A.	6,640,000

6,400,000	California Statewide Communities Development Authority RB (Chadwick School) – Series 2002, 0.07%, 10/01/29 LOC JPMorgan Chase Bank, N.A.	6,400,000

9,200,000	California Statewide Communities Development Authority RB (The Master’s College) – Series 2007, 0.05%, 02/01/37 LOC U.S. Bank, N.A.	9,200,000

4,905,000	City and County of San Francisco Finance Corporation Lease RRB (Moscone Center Expansion Project) – Series 2008-2, 0.04%, 04/01/30 LOC State Street Bank & Trust Company	4,905,000

2,600,000	City and County of San Francisco MHRB (Folsom-Dore Apartment Project) – Series 2002A (b), 0.09%, 12/01/34 LOC Citibank, N.A.	2,600,000

6,715,000	City of Berkeley RB (Berkeley-Albany YMCA) – Series 2008, 0.03%, 07/01/38 LOC Wells Fargo Bank, N.A.	6,715,000

3,600,000	City of Hemet Multifamily Housing RRB (Sunwest Retirement Village) – 1999 Series A, 0.04%, 01/01/25 Guaranteed by Federal Home Loan Mortgage Corporation	3,600,000

440,000	City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California), 0.02%, 09/02/15 LOC State Street Bank & Trust Company/California State Teachers Retirement System	440,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2013 (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$1,515,000	City of Irvine, CA Assessment District No. 94-13 (Oak Creek) Limited Obligation Improvement Bonds, 0.02%, 09/02/22 LOC State Street Bank & Trust Company	$1,515,000

4,375,000	City of Livermore, Alamada, CA (Livermore Capital Projects Financing Authority), 0.04%, 10/01/30 LOC U.S. Bank, N.A.	4,375,000

2,000,000	City of New York GO Bonds, Fiscal 2012 Series D Subseries D-3, 0.03%, 10/01/39 LOC Bank of New York Mellon, N.A.	2,000,000

7,800,000	City of Ontario, CA Multifamily Housing RRB (Park Centre Apartments) – Series 2005, 0.05%, 12/01/35 Guaranteed by Federal Home Loan Mortgage Corporation	7,800,000

15,765,000	City of Pittsburg Public Financing Authority Water RRB – Series 2008, 0.10%, 06/01/35 LOC Bank of West	15,765,000

6,800,000	City of Upland, CA Apartment Development RRB (Mountain Springs) – Series 1998A, 0.05%, 11/15/28 Guaranteed by Federal National Mortgage Association	6,800,000

2,000,000	Commonwealth of Puerto Rico Public Improvement Refunding Bonds – Sub-Series C-5-2, 0.05%, 07/01/20 LOC Barclays Bank PLC	2,000,000

28,200,000	Community Facilities District No. 07-1 of the Tustin Unified School District – Series 2010, 0.04%, 09/01/50 LOC Bank of America, N.A.	28,200,000

5,840,000	Community Facilities District No. 89-5 (Rancon Business Center) of the Rancho, CA Water District Refunding Bonds – Series 1998, 0.03%, 09/01/28 LOC Wells Fargo Bank, N.A.	5,840,000

9,400,000	County of Contra Costa Multifamily Mortgage RRB (Rivershore Apartments) – Series 1992 B, 0.04%, 11/15/22 Guaranteed by Federal National Mortgage Association	9,400,000

3,200,000	County of Los Angles Multifamily Mortgage RB (Crescent Gardens) – Series 1984A, 0.05%, 07/01/14 Guaranteed by Federal Home Loan Mortgage Corporation	3,200,000

8,800,000	County of Sacramento Special Facilities Airport RB (The Cessna Aircraft Company Project) – Series 1998, 0.06%, 11/01/28 (b) LOC Bank of America, N.A.	8,800,000

7,000,000	District of Columbia RRB (American University Issue) – Series 2008, 0.04%, 10/01/38 LOC JPMorgan Chase Bank, N.A.	7,000,000

3,800,000	Housing Authority of the County of Sacramento Multifamily Housing RRB (Ashford Park Apartments) 1996 Issue D, 0.04%, 07/15/29 Guaranteed by Federal National Mortgage Association	3,800,000

4,000,000	IDA of the County of Alameda RB (Ettore Products Co. Project) – Series 2005 A, 0.12%, 12/01/30 (b) LOC Comerica Bank	4,000,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2013 (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$5,000,000	Indiana Finance Authority Health System RRB (Sisters of St. Francis Health Services, Inc. Obligated Group) – Series 2008A, 0.04%, 11/01/41 LOC JPMorgan Chase Bank, N.A.	$5,000,000

2,000,000	Irvine Ranch Water District Series 1991 District No. 105, 250 and 290, 0.02%, 08/01/16 LOC Bank of New York Mellon, N.A.	2,000,000

2,300,000	Irvine Ranch Water District Series 1993 District No. 105, 140, 240 and 250, 0.01%, 04/01/33 LOC Bank of New York Mellon, N.A.	2,300,000

4,362,000	Kern Water Bank Authority RB Series 2003A, 0.03%, 07/01/28 LOC Wells Fargo Bank, N.A.	4,362,000

3,000,000	Peninsula Ports Authority of VA Coal Terminal RRB (Dominion Terminal Associates Project) – Series 1987D, 0.03%, 07/01/16 LOC U.S. Bank, N.A.	3,000,000

3,540,000	Redevelopment Agency of the City of Livermore Multifamily Housing RRB (Livermore Independent Senior Apartments) – 2009 Series A, 0.04%, 07/15/39 Guaranteed by Federal National Mortgage Association	3,540,000

29,765,000	Redevelopment Agency of the City of Pittsburg, Los Medanos Community Development Project, Subordinate Tax Allocation Bonds – Series 2004A, 0.04%, 09/01/35 LOC State Street Bank & Trust Company/California State Teachers Retirement System	29,765,000

5,900,000	Riverside County, CA 1985 COPs (ACES) Type One Series A, 0.03%, 12/01/15 LOC State Street Bank & Trust Company	5,900,000

1,050,000	Riverside County, CA 1985 COPs (ACES) Type One Series B, 0.04%, 12/01/15 LOC State Street Bank & Trust Company	1,050,000

6,370,000	Sacramento Municipal Utility District Subordinated Electric RB – Series 2012M, 0.03%, 08/15/41 LOC U.S. Bank, N.A.	6,370,000

5,500,000	San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1, 0.07%, 12/01/17 Guaranteed by Federal Home Loan Mortgage Corporation	5,500,000

1,600,000	San Rafael Redevelopment Agency MHRB (Fairfax Street Apartments) – Series 2001A, 0.06%, 09/01/31 LOC Citibank, N.A.	1,600,000

2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A, 0.05%, 02/15/27 Guaranteed by Federal National Mortgage Association	2,675,000

2,800,000	South Carolina Jobs EDA (Franco Manufacturing Company, Inc. Project) – Series 1998, 0.18%, 05/01/19 (b) LOC Bank of America, N.A.	2,800,000

36,990,000	Southern California Public Power Authority RRB (Magnolia Power Project A) – Series 2009-1, 0.04%, 07/01/36 LOC U.S. Bank, N.A.	36,990,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2013 (Continued)

Face Amount		Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$3,900,000	State of California – Series 2004A4, 0.01%, 05/01/34 LOC Citibank, N.A.	$3,900,000

9,500,000	State of California – Series 2004A6, 0.03%, 05/01/34 LOC Citibank, N.A.	9,500,000

28,870,000	State of California – Series 2004B4, 0.03%, 05/01/34 LOC Citibank, N.A.	28,870,000

20,000,000	State of California – Series 2005A2-2, 0.03%, 05/01/40 LOC Royal Bank of Canada	20,000,000

24,000,000	State of California – Series A1-2, 0.03%, 05/01/40 LOC Royal Bank of Canada	24,000,000

7,680,000	State of California GO Bonds, Series 2003A-2, 0.02%, 05/01/33 LOC BMO Harris Bank	7,680,000

1,000,000	The City of Los Angles MHRB (Fountain Park Phase II Project) – Series 2000B, 0.05%, 03/15/34 (b) Guaranteed by Federal National Mortgage Association	1,000,000

2,000,000	The City of New York GO – 2013 Series A-3, 0.01%, 10/01/40 LOC Mizuho Corporate Bank Ltd	2,000,000

1,100,000	The Housing Authority of the County of Los Angles Multifamily Housing RRB (Malibu Meadows II Project) – 1998 Series C, 0.04%, 04/15/28 Guaranteed by Federal National Mortgage Association	1,100,000

4,700,000	University of Illinois, Health Service Facilities System RB – Series 1997A, 0.05%, 10/01/26 LOC JPMorgan Chase Bank, N.A.	4,700,000

599,112,000	Total Tax Exempt Variable Rate Demand Instruments	599,112,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENT – PRIVATE PLACEMENT (a) (0.04%)

$270,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B, 0.02%, 12/01/14 LOC Wells Fargo Bank, N.A.	$270,000

270,000	Total Tax Exempt Variable Rate Demand Instrument – Private Placement	270,000

	Total Investments (101.21%) (Cost $648,458,000†)	$648,458,000
	Liabilities in excess of cash and other assets (-1.21%)	(7,765,798)

	Net Assets (100.00%)	$640,692,202

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2013 (Continued)

FOOTNOTES (Continued):

(b)	Security subject to alternative minimum tax.

KEY:

ACES	= Adjustable Convertible Extendable Securities	MHRB	= Multi-family Housing Revenue Bond
COP	= Certificates of Participation	PCFA	= Pollution Control Financing Authority
CSD	= Central School District	RAN	= Revenue Anticipation Note
EDA	= Economic Development Authority	RB	= Revenue Bond
GO	= General Obligation	RRB	= Refunding Revenue Bond
HFFA	= Health Facilities Financing Authority	TRAN	= Tax and Revenue Anticipation Note
IDA	= Industrial Development Authority	TRAPN	= Tax and Revenue Anticipation Promissory Note
LOC	= Letter of Credit

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$599,382,000	92.43%
31 through 60 Days	3,001,932	0.46
61 through 90 Days	1,251,761	0.19
91 through 120 Days	1,005,771	0.16
121 through 180 Days	9,327,653	1.44
181 through 397 Days	34,488,883	5.32
Total	$648,458,000	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

States	Value	% of Portfolio
California	$571,887,771	88.19%
District of Columbia	7,000,000	1.08
Illinois	4,700,000	0.73
Indiana	5,000,000	0.77
New York	13,327,653	2.06
Puerto Rico	2,000,000	0.31
South Carolina	2,800,000	0.43
Virginia	3,000,000	0.46
Wisconsin	38,742,576	5.97
Total	$648,458,000	100.00%

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statement of Assets and Liabilities December 31, 2013

: Assets
Investments in securities, at amortized cost (Note 1)	$648,458,000
Accrued interest receivable	151,926
Prepaid expenses	7,451

Total assets	648,617,377

: Liabilities
Payable to affiliates (Note 2)	25,679
Dividend payable	651
Due to custodian	7,754,213
Accrued expenses	144,632

Total liabilities	7,925,175

Net assets	$640,692,202

: Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$640,688,416
Accumulated undistributed net investment income	3,786

Net assets	$640,692,202

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Asset Value, Offering and Redemption Price Per Share
Class A Shares	$430,660,289	430,669,858	$1.00
Class B Shares	$163,948,798	163,952,441	$1.00
Advantage Shares	$46,083,115	46,084,138	$1.00

	$640,692,202	640,706,437

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.
Statement of Operations Year Ended December 31, 2013

: Investment Income
INCOME:
Interest	$446,407

EXPENSES: (NOTE 2)
Investment management fee	1,293,094
Administration fee	905,165
Shareholder servicing fee (Class A)	574,498
Shareholder servicing fee (Advantage Shares)	166,075
Distribution fee (Advantage Shares)	298,935
Custodian	12,893
Shareholder servicing and related shareholder†	226,005
Legal, compliance and filing fees	64,292
Audit and accounting	108,337
Directors’ fees and expenses	25,932
Others	12,504

Total expenses	3,687,730
Less: Earnings credits (Note 4)	(60)
Less: Fees waived (Note 2)	(3,259,552)

Net expenses	428,118

Net investment income	18,289

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	-0-

Increase in net assets from operations	$18,289

†	Includes class specific transfer agency expenses of $143,625 and $39,496 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.
Statements of Changes In Net Assets Years Ended December 31, 2013 and 2012

	2013	2012

: Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$18,289	$22,390
Net realized gain on investments	-0-	-0-

Increase in net assets from operations	18,289	22,390

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares	(12,164)	(15,009)
Class B Shares	(4,313)	(783)
Advantage Shares	(1,812)	(6,598)

Total dividends to shareholders	(18,289)	(22,390)

CAPITAL SHARE TRANSACTIONS ( NOTE 5):
Class A Shares	273,023,828	24,337,747
Class B Shares	155,802,969	2,562,337
Advantage Shares	(12,139,503)	4,857,349

Total capital share transactions	416,687,294	31,757,433

Total increase/(decrease)	416,687,294	31,757,433

NET ASSETS:
Beginning of year	224,004,908	192,247,475

End of year	640,692,202	224,004,908

UNDISTRIBUTED NET INVESTMENT INCOME:	$3,786	$3,786

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.
Financial Highlights

	Years Ended December 31,
: Class A shares	2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	—	—	0.000	—	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.01%	0.00%	0.00%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$430,660	$157,636	$133,298	$119,051	$137,818
Ratio to average net assets:**
Net investment income	0.00%	0.01%	0.00%	0.00%	0.40%
Expenses (net of fees waived) (a)	0.10%	0.20%	0.24%	0.27%	0.00%
Management and administration fees waived	0.47%	0.42%	0.39%	0.37%	0.30%
Shareholder servicing fees waived	0.20%	0.20%	0.20%	0.20%	0.20%
Transfer agency fees waived	0.05%	0.05%	0.05%	0.04%	0.04%
Expenses paid indirectly	0.00%	0.00%	—	—	—

*	Amounts denoted 0.000 are less than 0.001

**	Ratios denoted 0.00% are less than 0.01%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.
Financial Highlights (Continued)

	Years Ended December 31,
:Class B shares	2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	—	—	0.000	—	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.01%	0.00%	0.00%	0.01%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$163,949	$8,149	$5,586	$4,935	$2,964
Ratio to average net assets:**
Net investment income	0.01%	0.01%	0.00%	0.00%	0.41%
Expenses (net of fees waived) (a)	0.08%	0.21%	0.24%	0.28%	0.01%
Management and administration fees waived	0.47%	0.42%	0.39%	0.37%	0.30%
Transfer agency fees waived	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses paid indirectly	0.00%	0.00%	—	—	—

*	Amounts denoted 0.000 are less than 0.001

**	Ratios denoted 0.00% are less than 0.01%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.
Financial Highlights (Continued)

	Years Ended December 31,
:Advantage shares	2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	—	—	0.000	—	0.000

Total from investment operations	0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.01%	0.01%	0.01%	0.01%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$46,083	$58,220	$53,363	$53,165	$60,203
Ratio to average net assets:**
Net investment income	0.00%	0.01%	0.01%	0.01%	0.42%
Expenses (net of fees waived) (a)	0.12%	0.20%	0.24%	0.26%	0.01%
Management and administration fees waived	0.47%	0.42%	0.39%	0.37%	0.30%
Distribution and shareholder servicing fees waived	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses paid indirectly	0.00%	0.00%	—	—	—

*	Amounts denoted 0.000 are less than 0.001

**	Ratios denoted 0.00% are less than 0.01%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.
Notes to Financial Statements

1: Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its objectives. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2013, the Fund did not have liabilities for any uncertain tax positions and no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes and to the extent allowable to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended December 31, 2013, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at December 31, 2013, Reich & Tang Asset Management LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager, equal to an annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to the Fund’s Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of December 31, 2013, the following amounts included in the Statement of Assets and Liabilities were payable to affiliates of the Fund:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$25,679

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

For the year ended December 31, 2013, the following fees were waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Investment Management fees	$1,132,578
Administration fees	905,165
Shareholder servicing fees – Class A shares	574,498
Shareholder servicing fees – Advantage shares	166,075
Distribution fees – Advantage shares	298,935
Transfer agency fees – Class A shares	143,625
Transfer agency fees – Class B shares	38,676

Total fees waived	$3,259,552

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Effective July 22, 2013, the Manager and the Distributor have implemented an expense limitation agreement with respect to the Fund in order to ensure that the Fund’s total annual fund operating expenses do not exceed 0.80% and 0.55% of the average daily net assets of the Fund’s Class A shares and Class B shares, respectively, for two years. In addition, for two years from July 22, 2013, the Manager and its affiliates have contractually agreed to waive fees and/or reimburse expenses in order to maintain a minimum yield of 0.01% for Class A shares and Class B shares so long as their gross yield is greater than 0.12%.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $65,000 and a fee of $3,750 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $15,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Effective January 1, 2014, each Independent Director receives an annual retainer of $70,000 and a fee of $3,750 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, Chairman of the Board receives an annual fee of $16,000, payable quarterly and the Lead Independent Director receives an additional annual fee of $16,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,600, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the year ended December 31, 2013, the TA waived all of its fees with respect to Class A and Class B shares.

As of December 31, 2013, there was no investment in the Fund by any Directors or Officers of the Fund.

3: Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Continued)

3: Securities Transactions with Affiliated Funds (Continued)

securities of the Fund from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the year ended December 31, 2013, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Transaction Type	Amount
Purchases	$57,911,407
Sales	36,550,000
Gains/(Losses)	-0-

4: Compensating Balance Arrangement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the Statement of Operations. For the year ended December 31, 2013, expense offsets for the Fund were $60.

5: Capital Stock

At December 31, 2013, 20,000,000,000 shares of $0.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share were as follows:

Class A Shares	Year Ended December 31, 2013	Year Ended December 31, 2012
Sold	$426,623,453	$378,028,063
Issued on reinvestment of dividends	12,158	14,995
Redeemed	(474,169,042)	(353,705,311)
Shares issued in connection with acquisition of HighMark California Tax-Free Money Market Fund (Note 7)	320,557,259	-0-

Net increase (decrease)	$273,023,828	$24,337,747

Class B Shares
Sold	$191,903,825	$59,825,079
Issued on reinvestment of dividends	139	783
Redeemed	(230,135,891)	(57,263,525)
Shares issued in connection with acquisition of HighMark California Tax-Free Money Market Fund (Note 7)	194,034,896	-0-

Net increase (decrease)	$155,802,969	$2,562,337

Advantage Shares
Sold	$149,903,504	$157,738,741
Issued on reinvestment of dividends	1,811	6,593
Redeemed	(162,044,818)	(152,887,985)

Net increase (decrease)	$(12,139,503)	$4,857,349

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Continued)

6: Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 92.43% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. Approximately 10.61% of these securities were unconditionally secured as to principal and interest by letter of credit issued by U.S. Bank, N.A. as of December 31, 2013. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7: Acquisition of HighMark California Tax-Free Money Market Fund

On July 19, 2013, the Fund acquired all of the net assets of HighMark California Tax-Free Money Market Fund, an open- end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark California Tax-Free Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 514,592,155 shares of the Fund, valued at $514,592,155, for all of the assets and the assumption of the liabilities (net assets of $514,586,717) of HighMark California Tax-Free Money Market Fund. The investment portfolio of HighMark California Tax-Free Money Market Fund, with an amortized cost of $514,627,000, which approximates the market value at July 19, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark California Tax-Free Money Market Fund, was carried forward to align ongoing reporting of the Fund. Immediately prior to the merger, the net assets of the Fund were $198,742,767.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2013, are as follows:

Net investment income $44,939

Net realized gain (loss) on investments $0

Net increase (decrease) in net assets resulting from operations $44,939

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of HighMark California Tax-Free Money Market Fund that have been included in the Fund’s Statement of Operations since July 19, 2013.

8: Tax Information

The tax character of all distributions paid during the years ended December 31, 2013 and 2012 was as follows.

	2013	2012
Tax-exempt income	$18,289	$22,313
Ordinary income	$-0-	$77

At December 31, 2013, the Fund had $3,786 of tax-exempt distributable earnings.

9: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements (Continued)

9: Additional Valuation Information (Continued)

are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting year, December 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$648,458,000	$-0-

Total	$-0-	$648,458,000	$-0-

For the year ended December 31, 2013, there were no Level 1 or Level 3 investments. There were also no transfers between levels during the year ended December 31, 2013.

California Daily Tax Free Income Fund, Inc. Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

California Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

New York, New York

February 24, 2014

California Daily Tax Free Income Fund, Inc. Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month year ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Distributions

The Fund paid Tax-Exempt Distributions in the amount of $18,289 during the year ended December 31, 2013.

:	Information About the Investment Management Contract

On September 12, 2013, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Independent Directors considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.

The Independent Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contract and the quality of those services over the past year. The Independent Directors noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the economy in general and the entities whose securities are included in the Fund’s portfolio, and the money market industry; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Independent Directors also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Independent Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the Independent Directors. The Independent Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Independent Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Independent Directors; and (iv) the Manager had kept the Independent Directors apprised of developments relating to the Fund and the industry in general. The Independent Directors also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Independent Directors also considered the recent acquisition of assets from the HighMark California Tax Free Money Market Fund. The Independent Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

2)	The performance of the Fund and the Manager.

The Independent Directors reviewed the investment performance of the Fund, on an absolute basis and on a gross basis, and as compared to the iMoneyNet peer group for the one-month and one-, three-, five- and ten-year periods ended June 30, 2013. The Independent Directors and their independent counsel reviewed the factors and methodology used by the Manager in the selection of the peer group. The peer group

California Daily Tax Free Income Fund, Inc. Additional Information (Unaudited) (Continued)

included funds with an investment policy similar to that of the Fund as characterized by iMoneyNet with net assets of $100M to $200M. The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Fund. The Independent Directors used the Fund’s performance against its peer group to provide objective comparative benchmarks against which they could assess the Fund’s performance. The Independent Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund’s shareholders the performance that was available in the marketplace given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the Fund’s performance, the Board noted that overall the gross performance of the Fund against its peer group was satisfactory, considering the interest rate environment. In particular, the Independent Directors noted that the Fund’s net performance was below its peer group median for the one-month, three-year, five-year and ten-year periods and at its peer group median for the one-year period. The Independent Directors discussed performance with the Manager and the importance of the Manager’s long-standing philosophy of managing the Fund with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry.

In connection with its assessment of the performance of the Manager, the Independent Directors considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Independent Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Independent Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date. The Independent Directors also considered the Manager’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Manager’s resources to the successful operation of the Fund.

3)	The cost of the advisory services provided, the fees and expenses paid, and the profit margin of the Manager and its affiliates due to their relationship with the Fund.

In connection with the Independent Directors’ consideration of the level of the management fee, the Independent Directors considered a number of factors. The Independent Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the peer group and the Fund’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the peer group. The Independent Directors also considered comparative total fund expenses of the Fund and the peer group. The Independent Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the peer group fund agreements is often not apparent. The Independent Directors also viewed the peer group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Independent Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Independent Directors noted that the contract rates of the Fund’s management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the peer group. They further considered that the Manager had put an expense limitation agreement into effect with respect to the Fund. In assessing this information, the Independent Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements, noting that the Manager had put an expense limitation agreement into effect with respect to the Fund. The Independent Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Independent Directors concluded that the level of the management fee was reasonable in light of these factors.

The Independent Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Independent Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2012. The Independent Directors also considered the Manager’s commitment to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. The Independent Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager’s affiliates under the Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang’s cash management business (e.g. checking and debit card

California Daily Tax Free Income Fund, Inc. Additional Information (Unaudited) (Continued)

services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Independent Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and the extent to which these economies of scale will benefit Fund shareholders.

With respect to the Independent Directors’ consideration of economies of scale, the Independent Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Independent Directors also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Independent Directors also reviewed the peer group data to assess whether the peer group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Independent Directors concluded that it was too soon since the acquisition of assets from the HighMark California Tax Free Money Market Fund to assess at this time whether economies of scale would be realized. The Independent Directors noted that if the Fund were to experience additional asset growth in the future, they would reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Independent Directors acknowledged the importance of the ability of the Manager’s affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers. The Independent Directors also acknowledged the importance of the Fund’s transfer agency arrangements with Reich & Tang Services, Inc., an affiliate of the Manager, in the context of the overall compensation paid to the affiliate and the quality of the services provided.

Based on a consideration of all these factors in their totality, the Directors, including all of the Independent Directors, determined that the Fund’s management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Independent Directors deemed relevant. The Independent Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

California Daily Tax Free Income Fund, Inc. Directors and Officers Information December 31, 2013[1] (Unaudited)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
Albert R. Dowden, 1941	Director	Since 2008	Corporate Director/Trustee for Boss Group, Ltd., Nature’s Sunshine Products, Inc. and Invesco Funds.	Director/Trustee of five portfolios	Director/Trustee for Boss Group, Ltd., Nature’s Sunshine Products, Inc. and Invesco Funds.
Carl Frischling, Esq., 1937	Director	Since 2008	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994.	Director/Trustee of five portfolios	Former Director of Invesco Funds; retired in December 2012
Edward A. Kuczmarski, 1949	Director	Since 2006	Certified Public Accountant and retired Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) from 1980 to April 2013.	Director/Trustee of five portfolios	Director of ISI Funds and Director of Brookfield Investment Management Funds.
William Lerner, Esq., 1936	Director	Since 2008	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters.	Director/Trustee of five portfolios	Director and Chairman of the Governance Committee of National Holdings Corporation.
Robert Straniere, Esq., 1941	Director	Since 1987	Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004. President, NYC Hot Dog Co., since November 2005. Partner, Hantor-Davidoff law firm, 2006 to 2007. Administrative Law Judge, 2009.	Director/Trustee of five portfolios	Director of RBB Funds.
Dr. Yung Wong, 1938	Director	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of five portfolios	Director of KOAH, Inc., Director of the Senior Network, and Director of Intellipower.

California Daily Tax Free Income Fund, Inc. Directors and Officers Information December 31, 2013[1] (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Directors/Officers:
Steven W. Duff, 1953	Chairman and Director[4] Director President and Director	2014 to Present 1994 to 2013 1994 to 2007	Director/Trustee of one other fund in the Reich & Tang Fund Complex. Mr. Duff was Executive Vice President of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered investment adviser until his retirement in December of 2013. Mr. Duff formerly served as the President, Chief Investment Officer and Manager of RTAM and served as a Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc. He was associated with RTAM, LLC from August 1994.	Director/Trustee of five portfolios	None
Michael P. Lydon, 1963	President and Director[4] Vice President	Since 2007 2005-2007	President, Chief Executive Officer and Member of RTAM, LLC. Mr. Lydon has been associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex. Mr. Lydon also serves as Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC, Executive Vice President and Director of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director for Reich & Tang Services, Inc., and President, Chief Executive Officer and Member of Stable Custody Group LLC and Stable Custody Group II LLC.	Director/Trustee of five portfolios	None

California Daily Tax Free Income Fund, Inc. Directors and Officers Information December 31, 2013[1] (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years
Interested Directors/Officers (continued):
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of one other fund in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.
Esther Cheung, 1980	Vice President, Treasurer, and Assistant Secretary Vice President and Assistant Treasurer	Since 2012 2010 to 2012	Vice President of RTAM, LLC. Ms. Cheung has been associated with RTAM, LLC since June 2010. Ms. Cheung is also Treasurer and Assistant Secretary of one other fund in the Reich & Tang Fund Complex. From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG LLP.
Richard De Sanctis, 1956	Vice President	Since 2005	Executive Vice President and Chief Operating Officer of RTAM, LLC. Mr. De Sanctis has been associated with the Manager since 1990. Mr. De Sanctis is Vice President of one other fund in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, Executive Vice President, Chief Operating Officer and Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.
Chris Economikos, 1963	Vice President	Since 2013	Vice President and Head of Credit of RTAM LLC. Ms. Economikos has been associated with Reich & Tang since April 2013. Ms. Economikos is Vice President of one other fund in the Reich & Tang Fund Complex. From December 2006 to May 2012, Ms. Economikos was Vice President of Financial Institutions at Bayerische Landesbank.
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of one other fund in the Reich & Tang Fund Complex. Mr. Gill is a Senior Vice President and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.

California Daily Tax Free Income Fund, Inc. Directors and Officers Information December 31, 2013[1] (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years
Interested Directors/Officers (continued):
Joseph Jerkovich, 1968	Vice President Treasurer and Assistant Secretary Vice President	Since 2012 2008 to 2012 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Vice President of one other fund in the Reich & Tang Fund Complex. Mr. Jerkovich also serves as Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., Senior Vice President, Chief Financial Officer, Treasurer and Member of Stable Custody Group LLC. and Stable Custody Group II LLC
Christine Manna, 1970	Vice President and Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of one other fund in the Reich & Tang Fund Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.
Thomas Nelson, 1965	Vice President	Since 2012	Senior Vice President and Chief Investment Officer of RTAM, LLC. Mr. Nelson has been associated with RTAM, LLC since June 2010 and is also Vice President of one other fund in the Reich & Tang Fund Complex. Mr. Nelson also serves as Senior Vice President of Reich & Tang Deposit Solutions, LLC and Reich & Tang Distributors, Inc. From December 2008 until June 2010, Mr. Nelson served as the Director of Institutional Sales at Institutional Deposits Corporation, and from January 2006 until October 2007, Mr. Nelson served as a Senior Vice President at ICAP Capital Markets.
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of one other fund in the Reich & Tang Fund Complex.

[1]

The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc. (the “Fund”) directors/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 1411 Broadway 28th Floor, New York, NY 10018.
[3]

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

[4]	Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with RTAM, LLC, the Fund’s investment advisor.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

California Daily Tax Free Income Fund, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Distributor

Reich & Tang Distributors, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

CA 12/13A

California Daily Tax Free Income Fund, Inc.

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

Annual Report

December 31, 2013

Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on March 6, 2012 to reflect a change in the Funds covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3: Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4: Principal Accountant Fees and Services

		FYE 12/31/2012	FYE 12/31/2011
4(a)	Audit Fees	$40,300	$35,750
4(b)	Audit Related Fees	$0	$0
4(c)	Tax Fees	$4,840	$4,700
4(d)	All Other Fees	$7,000	$0

Tax fees for the fiscal years ended December 31, 2013 and December 31, 2012 include fees billed for the preparation and review of tax returns.

4(d) For services related to the review of N-14 filing.

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) The amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant was $157,500 and $154,700 for the fiscal years ended December 31, 2013 and December 31, 2012, respectively.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: March 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: March 5, 2014

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date: March 5, 2014

*	Print the name and title of each signing officer under his or her signature.